Label	Element	Value
EA Bridgeway Blue Chip ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EA Bridgeway Blue Chip ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	EA Bridgeway Blue Chip ETF (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2023, the portfolio turnover rate of the Fund was 12% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fee and Other Expenses have been restated to reflect the Fund’s current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Bridgeway Capital Management, LLC (the “Sub-Adviser”) that seeks to achieve its investment objective by investing primarily in blue-chip stocks, and through some income almost exclusively derived from dividends paid by companies held in the Fund’s portfolio.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue-chip stocks as determined at the time of purchase. For purposes of the Fund’s investments, the Sub-Adviser considers “blue-chip stocks” to be stocks that are issued by the largest 150 U.S. companies as defined by market capitalization. These stocks tend to be well-known and established companies. As of June 30, 2023, the stocks in this group generally had a market capitalization of more than $54 billion.
The Sub-Adviser selects stocks within the blue-chip category using a model-driven statistical approach. The statistical approach was developed utilizing academic theory and incorporates logic, data, and evidence. Securities in the blue-chip category are selected by the proprietary model that primarily uses market capitalization ranking to establish a portfolio with reasonable industry diversification as determined by the Sub-Adviser and excluding any tobacco companies. This process typically results in a portfolio of approximately 35 securities. At times, however, the Fund may hold more or fewer stocks as a result of corporate actions such as spin-offs or mergers and acquisitions. Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning, the Fund may have significant positions in particular sectors.
The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information as a consideration in the ongoing assessment of all potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table immediately following illustrate the variability of the EA Bridgeway Blue Chip ETF’s returns and are meant to provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Bridgeway Funds, Inc., Blue Chip Fund (the “Predecessor Mutual Fund”) as the result of the reorganization of the Predecessor Mutual Fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the changes in the Fund’s and the Predecessor Mutual Fund’s performance from year to year over the past ten years. The Fund’s total net operating expense ratio is equivalent to the net operating expense ratio of the Predecessor Mutual Fund. Returns in the bar chart and table for the Predecessor Mutual Fund have not been adjusted.
The annual returns bar chart demonstrates the risks of investing in the Fund by showing how the Fund and the Predecessor Mutual Fund’s performance have varied from year to year over the past ten years. The table also demonstrates these risks by showing how the Fund and the Predecessor Mutual Fund’s average annual returns compare with those of a broad-based index. Unlike the Fund’s and the Predecessor Mutual Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website at www.bridgewayetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the EA Bridgeway Blue Chip ETF’s returns and are meant to provide some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgewayetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the year-to-date period ended September 30, 2023, the Fund’s total return was 18.73%. During the period shown in the bar chart, the highest performance for the Fund and the Predecessor Mutual Fund for a quarter was 17.41% (for the quarter ended June 30, 2020). The lowest performance was -20.36% (for the quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. After-tax returns are not relevant to investors who hold their Shares (or to investors who held their mutual fund shares) through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	This table includes returns for both the Fund and the Predecessor Mutual Fund. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. After-tax returns are not relevant to investors who hold their Shares (or to investors who held their mutual fund shares) through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
EA Bridgeway Blue Chip ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investor may lose money by investing in the Fund.
EA Bridgeway Blue Chip ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
EA Bridgeway Blue Chip ETF | Blue-Chip Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Blue-Chip Stocks Risk. The Fund is subject to the risk that blue-chip stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment. Large companies do not have the same growth potential of smaller companies and shareholders of large companies have less overall influence than they would in smaller companies.
EA Bridgeway Blue Chip ETF | Environmental, Social, and Governance Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Environmental, Social, and Governance Investing Risk. The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.
EA Bridgeway Blue Chip ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright or trademark protections may adversely affect the profitability of these companies.
EA Bridgeway Blue Chip ETF | Inflation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Inflation Risk. While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.
EA Bridgeway Blue Chip ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
EA Bridgeway Blue Chip ETF | Focus Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Focus Investing Risk. The Fund seeks to hold the stocks of approximately 35 companies. As a result, the Fund invests a high percentage of its assets in a small number of companies, which may add to Fund volatility.
EA Bridgeway Blue Chip ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
EA Bridgeway Blue Chip ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
EA Bridgeway Blue Chip ETF | Management and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management and Operational Risk. The Sub-Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
EA Bridgeway Blue Chip ETF | Statistical Approach Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Statistical Approach. The Sub-Adviser uses a statistical approach to manage the Fund and resists overriding the statistical models with qualitative or subjective data. However, the Sub-Adviser will exclude stocks if the issuer of the stock is principally engaged in the tobacco industry. The Sub-Adviser may also exclude stocks based on certain narrow social reasons including, but not limited to, if the issuer of the stock: (i) conducts or has direct investments in business operations in Sudan; or (ii) is substantially engaged in the production or trade of pornographic material. Other than companies principally engaged in the tobacco industry, the number of companies referenced in (i) and (ii) in the Sub-Adviser’s universe is usually “de minimis.”
EA Bridgeway Blue Chip ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
ETF Risks
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
EA Bridgeway Blue Chip ETF | Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.
EA Bridgeway Blue Chip ETF | Cost of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
EA Bridgeway Blue Chip ETF | Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.
EA Bridgeway Blue Chip ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Geopolitical/Natural Disaster Risk. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.
EA Bridgeway Blue Chip ETF | S&P 500 Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects No Deductions for Fees and Expenses)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (Net Return) (Reflects No Deductions for Fees and Expenses)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
EA Bridgeway Blue Chip ETF | EA Bridgeway Blue Chip ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BBLU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
Annual Return 2013	rr_AnnualReturn2013	31.67%
Annual Return 2014	rr_AnnualReturn2014	11.51%
Annual Return 2015	rr_AnnualReturn2015	2.17%
Annual Return 2016	rr_AnnualReturn2016	13.18%
Annual Return 2017	rr_AnnualReturn2017	18.43%
Annual Return 2018	rr_AnnualReturn2018	(1.48%)
Annual Return 2019	rr_AnnualReturn2019	31.05%
Annual Return 2020	rr_AnnualReturn2020	13.51%
Annual Return 2021	rr_AnnualReturn2021	24.15%
Annual Return 2022	rr_AnnualReturn2022	(14.10%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.10%)
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	12.13%
EA Bridgeway Blue Chip ETF | EA Bridgeway Blue Chip ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (1)	[3]
1 Year	rr_AverageAnnualReturnYear01	(21.79%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.23%	[3]
EA Bridgeway Blue Chip ETF | EA Bridgeway Blue Chip ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares (1)	[3]
1 Year	rr_AverageAnnualReturnYear01	(2.83%)	[3]
5 Years	rr_AverageAnnualReturnYear05	7.28%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.95%	[3]
EA Bridgeway Omni Small-Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EA Bridgeway Omni Small-Cap Value ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2023, the portfolio turnover rate of the Fund was 45% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fee and Other Expenses have been restated to reflect the Fund’s current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Bridgeway Capital Management, LLC (the “Sub-Adviser”) and does not seek to replicate the performance of a specified index. The Fund seeks to achieve its investment objective by investing primarily in a broad and diverse group of small-cap stocks that the Sub-Adviser determines are value stocks.
The Fund invests in a broad and diverse group of small-cap stocks that the Sub-Adviser determines to be value stocks. Value stocks are those the Sub-Adviser determines are priced cheaply relative to some financial measures of worth (“value measures”), such as the ratio of price to book, price to earnings, price to sales, or price to cash flow. Small-cap securities are selected by relative ranking on value measures to establish a broad and diverse portfolio, as determined by the Sub-Adviser’s statistical, evidence-based approach. The Sub-Adviser’s statistical, evidence-based approach is derived from research and academic theory using market and financial data from multiple decades to identify the types of securities and portfolio construction rules that the Sub-Adviser expects to generate higher returns relative to the overall U.S. equity market over the long-term. The Sub-Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio subject to risk constraints, such as limiting maximum position size to address security-specific risk and limiting environmental, social and governance (“ESG”) risks. This means that a security’s weight in the Fund’s portfolio at the time of purchase is roughly proportional to its market capitalization relative to the other securities in the portfolio.
Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities (“common stocks”) of small-cap companies at the time of purchase. Equity-related securities include securities such as warrants and rights that may be issued as a result of corporate actions related to stocks held by the Fund. For purposes of the Fund’s investments, the Sub-Adviser considers small-cap stocks to be those of companies that have a market capitalization generally in the lowest 10% of total market capitalization or smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the NYSE American and NASDAQ and the Sub-Adviser determines the lowest 10% of total market capitalization and 1000th largest U.S. company by ranking these stocks in order of market capitalization.” As of June 30, 2023, the stocks in this group had a market capitalization less than $8 billion. This dollar amount will change with market conditions.
The Sub-Adviser’s investment process incorporates material ESG information as a consideration in the ongoing assessment of potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks as it relates to the universe of small-cap value stocks identified by the Sub-Adviser’s statistical, evidence-based approach. The Sub-Adviser has determined through statistical analysis that certain lower ESG ratings (e.g., industry-adjusted overall scores) may represent ESG risk and, thus result in the Sub-Adviser reducing the weighting. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information, when available, to increase the weighting of an issuer with a good ESG record (e.g., a higher rating) or decrease the weighting of an issuer with a poor ESG record (e.g., a lower rating). However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser. In addition, the Sub-Adviser may increase the weighting above the position size suggested by market capitalization or decrease the weighting below the position size suggested by market capitalization by proprietary amounts determined by the Sub-Adviser through statistical research.
The Sub-Adviser will not necessarily sell a stock if it “migrates” to a different market capitalization category after purchase. As a result, due to such “migration” or other market movements, the Fund may have less than 80% of its assets in small-cap stocks at any point in time.
Use of the term “omni” in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small-cap value stocks generally ranging between 600 to 700 issuers that approximately reflect the risk and return of all small-cap value stocks as a whole.
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions and portfolio positioning to reflect a profile of a universe of stocks, the Fund may have significant positions in particular sectors. For example, the Sub-Adviser’s investment process has resulted (in recent years) in the Fund having a significant allocation to companies in the financials sector because those companies have tended to meet the Sub-Adviser’s criteria for investment as a value stock.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund.
The bar chart and table immediately following illustrate the variability of the EA Bridgeway Omni Small-Cap Value ETF’s returns and are meant to provide some indication of the risks of investing in the Fund. The Fund has adopted the accounting and performance history of the Bridgeway Funds, Inc. Omni Tax-Managed Small-Cap Value Fund (the “Predecessor Mutual Fund”) as the result of the reorganization of the Predecessor Mutual Fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The information shown below is for the Fund and the Predecessor Mutual Fund. The Fund’s total net operating expense ratio is equivalent to the net operating expense ratio of the Predecessor Mutual Fund. Returns in the bar chart and table for the Predecessor Mutual Fund have not been adjusted.
The annual returns bar chart demonstrates the risks of investing in the Fund by showing how the Fund and the Predecessor Mutual Fund’s performance have varied from year to year over the past ten years. The table also demonstrates these risks by showing how the Fund and the Predecessor Mutual Fund’s average annual returns compare with those of a broad-based index. Unlike the Fund’s and the Predecessor Mutual Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available from the Fund’s website www.bridgewayetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the EA Bridgeway Omni Small-Cap Value ETF’s returns and are meant to provide some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgewayetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the year-to-date period ended September 30, 2023, the Fund’s total return was 0.50%. During the period shown in the bar chart, the best performance for the Predecessor Mutual Fund for a quarter was 34.38% (for the quarter ended December 31, 2020). The worst performance was -42.37% (for the quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	50.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. After-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	This table shows returns for the Predecessor Mutual Fund. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. After-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
EA Bridgeway Omni Small-Cap Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investor may lose money by investing in the Fund.
EA Bridgeway Omni Small-Cap Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
EA Bridgeway Omni Small-Cap Value ETF | Environmental, Social, and Governance Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Environmental, Social, and Governance Investing Risk. The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. There are significant differences in interpretations of what it means for a company to meet ESG criteria. The Fund’s third party ESG research and/or ratings of a company may differ from that of other funds or of the Sub-Adviser’s or an investor’s assessment of such company. As a result, the companies deemed to have good ESG records may not reflect the beliefs and values of any particular investor and may not exhibit positive or favorable ESG characteristics as determined by other funds. The third party ESG research and/or ratings information is dependent on the availability of timely and accurate ESG data being reported by companies to evaluate their ESG criteria. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.
EA Bridgeway Omni Small-Cap Value ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
EA Bridgeway Omni Small-Cap Value ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
EA Bridgeway Omni Small-Cap Value ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
EA Bridgeway Omni Small-Cap Value ETF | Management and Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management and Operational Risk. The Sub-Adviser uses a statistical, evidence-based approach including statistical analyses and models and historical information to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses may cause the resulting information to be incorrect and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models and portfolio construction rules used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
EA Bridgeway Omni Small-Cap Value ETF | Statistical Approach Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Statistical Approach. The Sub-Adviser uses a statistical approach to manage the Fund and resists overriding the statistical models with qualitative or subjective data. However, the Sub-Adviser will exclude stocks if the issuer of the stock is principally engaged in the tobacco industry. The Sub-Adviser may also exclude stocks based on certain narrow social reasons including, but not limited to, if the issuer of the stock: (i) conducts or has direct investments in business operations in Sudan; or (ii) is substantially engaged in the production or trade of pornographic material. Other than companies principally engaged in the tobacco industry, the number of companies referenced in (i) and (ii) in the Sub-Adviser’s universe is usually “de minimis.”
EA Bridgeway Omni Small-Cap Value ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
ETF Risks
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the The Nasdaq Stock Market, Inc (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

EA Bridgeway Omni Small-Cap Value ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Geopolitical/Natural Disaster Risk. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.
EA Bridgeway Omni Small-Cap Value ETF | Small-Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Small-Cap Company Risk. Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks because small-cap companies may have less management experience, limited financial resources and minimal product diversification.
EA Bridgeway Omni Small-Cap Value ETF | Value Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Value Stocks Risk. Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued by various value measures may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
EA Bridgeway Omni Small-Cap Value ETF | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
EA Bridgeway Omni Small-Cap Value ETF | Russell 2000 Value Index (Reflects No Deductions for Fees, Expenses, or Taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects No Deductions for Fees, Expenses, or Taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (Reflects No Deductions for Fees, Expenses, or Taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.48%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	8.48%
EA Bridgeway Omni Small-Cap Value ETF | EA Bridgeway Omni Small-Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSVO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[4],[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 591
Annual Return 2013	rr_AnnualReturn2013	43.08%
Annual Return 2014	rr_AnnualReturn2014	0.44%
Annual Return 2015	rr_AnnualReturn2015	(5.47%)
Annual Return 2016	rr_AnnualReturn2016	34.60%
Annual Return 2017	rr_AnnualReturn2017	5.52%
Annual Return 2018	rr_AnnualReturn2018	(16.08%)
Annual Return 2019	rr_AnnualReturn2019	14.28%
Annual Return 2020	rr_AnnualReturn2020	(1.86%)
Annual Return 2021	rr_AnnualReturn2021	46.62%
Annual Return 2022	rr_AnnualReturn2022	(5.01%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.01%)
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%
EA Bridgeway Omni Small-Cap Value ETF | EA Bridgeway Omni Small-Cap Value ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions(1)	[6]
1 Year	rr_AverageAnnualReturnYear01	(7.76%)	[6]
5 Years	rr_AverageAnnualReturnYear05	4.33%	[6]
10 Years	rr_AverageAnnualReturnYear10	8.69%	[6]
EA Bridgeway Omni Small-Cap Value ETF | EA Bridgeway Omni Small-Cap Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares(1)	[6]
1 Year	rr_AverageAnnualReturnYear01	(1.03%)	[6]
5 Years	rr_AverageAnnualReturnYear05	4.18%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.81%	[6]

[1]	Management Fee and Other Expenses have been restated to reflect the Fund’s current fees.
[2]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[3]	This table includes returns for both the Fund and the Predecessor Mutual Fund. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. After-tax returns are not relevant to investors who hold their Shares (or to investors who held their mutual fund shares) through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
[4]	Management Fee and Other Expenses have been restated to reflect the Fund’s current fees.
[5]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[6]	This table shows returns for the Predecessor Mutual Fund. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. After-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.